Intangible assets - Termination of R&D activities (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of reconciliation of changes in intangible assets
Post-tax weighted average cost of capital	7.00%	7.00%	7.00%
Carrying value	$ 20,947,000,000	$ 20,833,000,000	$ 21,959,000,000
useful life reduced by one year
Disclosure of reconciliation of changes in intangible assets
Increase (decrease) in net book value	(526,000,000)
useful life extended by one year
Disclosure of reconciliation of changes in intangible assets
Increase (decrease) in net book value	275,000,000
Launched products
Disclosure of reconciliation of changes in intangible assets
Impairment charges	350,000,000	425,000,000	144,000,000
Reversal of impairment	165,000,000
Launched products | Bydureon
Disclosure of reconciliation of changes in intangible assets
Impairment charges	102,000,000	154,000,000
Carrying value	$ 581,000,000	747,000,000
Group's valuation model	15
Launched products | Bydureon | Projected revenue fall by 15%
Disclosure of reconciliation of changes in intangible assets
Impairment charge	$ 110,000,000
Launched products | Qtern
Disclosure of reconciliation of changes in intangible assets
Impairment charges		89,000,000
Carrying value		233,000,000
Launched products | Duaklir
Disclosure of reconciliation of changes in intangible assets
Impairment charges	200,000,000
Carrying value	210,000,000
Launched products | Eklira/Tudorza
Disclosure of reconciliation of changes in intangible assets
Impairment charges		84,000,000	114,000,000
Carrying value		192,000,000	396,000,000
Launched products | Movantik
Disclosure of reconciliation of changes in intangible assets
Impairment charges			30,000,000
Carrying value			59,000,000
Launched products | FluMist
Disclosure of reconciliation of changes in intangible assets
Impairment charges		52,000,000
Carrying value	300,000,000	172,000,000
Reversal of impairment	147,000,000
Launched products | Other medicines
Disclosure of reconciliation of changes in intangible assets
Impairment charges	48,000,000	46,000,000
Reversal of impairment	18,000,000
Launched products | Ardea
Disclosure of reconciliation of changes in intangible assets
Increase in impairment charge due to changes in assumptions of valuation model	$ 140,000,000
Group's valuation model	5
Products in development
Disclosure of reconciliation of changes in intangible assets
Impairment charges	$ 55,000,000
Reversal of impairment	0	3,000,000	28,000,000
Products in development | MEDI0680
Disclosure of reconciliation of changes in intangible assets
Impairment charges			470,000,000
Products in development | Epanova
Disclosure of reconciliation of changes in intangible assets
Impairment charges		533,000,000
Products in development | Ardea
Disclosure of reconciliation of changes in intangible assets
Carrying value	1,172,000,000
Products in development | Other intangibles
Disclosure of reconciliation of changes in intangible assets
Impairment charges	76,000,000		95,000,000
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Carrying value	$ 514,000,000	$ 552,000,000	$ 491,000,000